Property, plant and equipment (Key assumptions used in estimating the recoverable amount of the CGUs - Yichun Thermal Power) (Details)	12 Months Ended
	Dec. 31, 2020 MW	Dec. 31, 2020 h / yr	Dec. 31, 2020 ¥ / MWh	Dec. 31, 2020 ¥ / T	Dec. 31, 2019 ¥ / T
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted | h / yr		4,140
Yichun Thermal Power
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Actual	350	4,217
Sales volume ( Power generation hours), Fluctuation | h / yr		77
Tariff (excluding tax), Forecasted | ¥ / MWh			360.00
Tariff (excluding tax), Actual | ¥ / MWh			341.36
Tariff (excluding tax), Fluctuation | ¥ / MWh			18.64
Fuel prices (standard coal unit price excluding tax), Forecasted					720
Fuel prices (standard coal unit price excluding tax), Actual				798.21
Yichun Thermal Power | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Fuel prices (standard coal unit price excluding tax), Forecasted				782.34
Fuel prices (standard coal price, excluding tax), Fluctuation				15.87
Yichun Thermal Power | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Fuel prices (standard coal unit price excluding tax), Forecasted				738.17
Fuel prices (standard coal price, excluding tax), Fluctuation				60.04